Investments in Non-consolidated Affiliates - Additional Information (Detail)	Dec. 31, 2021
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member] | Jiushuang Hyzon Motor Services [Member] | Hyzon Chennai [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments ownership percentage	40.00%
Equity Method Investment, Nonconsolidated Investee or Group of Investees [Member] | Jiushuang Hyzon Logistics Limited [Member] | Hyzon Chennai [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments ownership percentage	25.00%
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments ownership percentage	40.00%
Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments ownership percentage	25.00%